VY CBRE Global Real Estate Portfolio Average Annual Total Returns - Class ADV I S S2 [Member]			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			6.21%	3.41%	3.37%
Performance Inception Date		Apr. 28, 2006
Class ADV | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class ADV | FTSE EPRA Nareit Developed Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		9.58%	2.76%	3.25%
Class ADV | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.88%	14.42%	14.82%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			6.82%	4.03%	3.99%
Performance Inception Date		Jan. 03, 2006
Class I | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class I | FTSE EPRA Nareit Developed Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		9.58%	2.76%	3.25%
Class I | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.88%	14.42%	14.82%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			6.53%	3.77%	3.73%
Performance Inception Date		Jan. 03, 2006
Class S | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class S | FTSE EPRA Nareit Developed Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		9.58%	2.76%	3.25%
Class S | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.88%	14.42%	14.82%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			6.35%	3.60%	3.57%
Performance Inception Date		May 03, 2006
Class S2 | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class S2 | FTSE EPRA Nareit Developed Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		9.58%	2.76%	3.25%
Class S2 | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.88%	14.42%	14.82%

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.